Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Income for the year	$ 731,258	$ 873,900	$ 536,389
Adjustments for:
Depreciation and amortization	539,521	664,357	608,640
Income tax accruals less payments	(193,417)	58,494	(193,989)
Equity in earnings of non-consolidated companies	(82,036)	(193,994)	(116,140)
Interest accruals less payments, net	(4,381)	6,151	11,550
Changes in provisions	2,739	(8,396)	(17,245)
Income from the sale of Conduit business			(89,694)
Changes in working capital	523,109	(737,952)	(853,184)
Currency translation adjustment and others	11,146	(51,758)	91,648
Net cash provided by (used in) operating activities	1,527,939	610,802	(22,025)
Cash flows from investing activities
Capital expenditures	(350,174)	(349,473)	(558,236)
Changes in advance to suppliers of property, plant and equipment	3,820	4,851	7,077
Proceeds from disposal of Conduit business			327,631
Acquisition of subsidiaries, net of cash acquired	(132,845)		(10,418)
Investment in companies under cost method	(2,933)		(3,681)
Investment in non-consolidated companies	(19,610)
Loan to non-consolidated companies		(14,740)	(10,956)
Repayment of loan by non-consolidated companies	40,470	9,370	3,900
Proceeds from disposal of property, plant and equipment and intangible assets	2,091	6,010	5,443
Dividends received from non-consolidated companies	28,974	25,722	22,971
Changes in investments in securities	389,815	717,368	565,387
Net cash (used in) provided by investing activities	(40,392)	399,108	349,118
Cash flows from financing activities
Dividends paid	(484,020)	(484,020)	(484,020)
Dividends paid to non-controlling interest in subsidiaries	(1,872)	(3,498)	(24,000)
Changes in non-controlling interests	1	(24)	(49)
Payments of lease liabilities	(41,530)
Proceeds from borrowings	1,332,716	1,019,302	1,196,781
Repayments of borrowings	(1,159,053)	(1,432,202)	(1,090,129)
Net cash used in financing activities	(353,758)	(900,442)	(401,417)
Increase (decrease) in cash and cash equivalents	1,133,789	109,468	(74,324)
Movement in cash and cash equivalents
At the beginning of the year	426,717	330,090	398,580
Effect of exchange rate changes	(6,231)	(12,841)	5,834
Increase (decrease) in cash and cash equivalents	1,133,789	109,468	(74,324)
At December 31,	1,554,275	426,717	330,090
Cash and bank deposits	1,554,299	428,361	330,221
Bank overdrafts	$ (24)	$ (1,644)	$ (131)